SCHEDULE OF INVESTMENT IN ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Notes and other explanatory information [abstract]
Beginning of financial year		$ 220,950	$ 195,073
Share of post-acquisition profit/(losses)		(6,391)	13,765
Disposal		(223,204)
Currency realignment		8,645	12,112
End of financial year			$ 220,950